Property, plant and equipment, net - Schedule of Depreciation Charges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation	€ 351.7	€ 325.3	€ 315.4
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	205.9	196.1	191.6
R&D Costs
Property, Plant and Equipment [Line Items]
Depreciation	119.9	117.2	105.9
SG&A
Property, Plant and Equipment [Line Items]
Depreciation	€ 25.9	€ 12.0	€ 17.9